Quarterly portfolio holdings
John Hancock
Fundamental All Cap Core Fund
U.S. equity
May 31, 2026
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Fund’s investments

As of 5-31-26 (unaudited)
	Shares	Value
Common stocks 98.0%		$478,666,134
(Cost $371,577,647)
Communication services 14.5%		70,602,220
Entertainment 3.1%
Liberty Media Corp.-Liberty Formula One, Series C (A)	104,326	9,471,758
Spotify Technology SA (A)	11,126	5,537,188
Interactive media and services 11.4%
Alphabet, Inc., Class A	85,233	32,417,519
CarGurus, Inc. (A)	204,431	6,104,310
Meta Platforms, Inc., Class A	26,990	17,071,445
Consumer discretionary 18.2%		88,979,941
Automobile components 1.0%
Fox Factory Holding Corp. (A)	63,061	1,137,620
Mobileye Global, Inc., Class A (A)	340,495	3,520,718
Automobiles 1.3%
Ferrari NV	18,172	6,182,660
Broadline retail 8.3%
Amazon.com, Inc. (A)	150,440	40,715,082
Hotels, restaurants and leisure 1.6%
Vail Resorts, Inc.	59,307	7,923,415
Household durables 3.0%
Lennar Corp., Class A	164,227	14,744,300
Specialty retail 2.6%
CarMax, Inc. (A)	177,019	7,898,588
Group 1 Automotive, Inc.	15,928	5,038,664
Textiles, apparel and luxury goods 0.4%
Canada Goose Holdings, Inc. (A)	179,025	1,818,894
Consumer staples 1.2%		5,884,896
Food products 1.2%
Post Holdings, Inc. (A)	61,869	5,682,049
Personal care products 0.0%
BellRing Brands, Inc. (A)	24,264	202,847
Energy 2.9%		14,335,724
Oil, gas and consumable fuels 2.9%
Cheniere Energy, Inc.	63,754	14,335,724
Financials 7.3%		35,502,582
Banks 1.2%
First Hawaiian, Inc.	217,898	5,878,888
Capital markets 5.1%
KKR & Company, Inc.	193,552	18,569,379
S&P Global, Inc.	15,148	6,422,752
Insurance 1.0%
Arthur J. Gallagher & Company	23,030	4,631,563
Health care 13.3%		65,148,815
Biotechnology 1.2%
Alnylam Pharmaceuticals, Inc. (A)	19,370	5,849,353
Health care equipment and supplies 2.6%
Align Technology, Inc. (A)	15,136	2,648,043
GE HealthCare Technologies, Inc.	59,413	3,703,806
Zimmer Biomet Holdings, Inc.	76,112	6,266,301
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services 5.5%
Elevance Health, Inc.	32,246	$12,678,805
McKesson Corp.	12,779	9,487,641
UnitedHealth Group, Inc.	12,064	4,588,060
Life sciences tools and services 2.1%
Thermo Fisher Scientific, Inc.	20,966	10,325,965
Pharmaceuticals 1.9%
Elanco Animal Health, Inc. (A)	402,551	9,600,841
Industrials 6.4%		31,448,623
Aerospace and defense 1.7%
TransDigm Group, Inc.	6,846	8,614,459
Electrical equipment 1.5%
Regal Rexnord Corp.	36,574	7,379,170
Machinery 1.1%
Fortive Corp.	90,744	5,292,190
Trading companies and distributors 2.1%
United Rentals, Inc.	10,207	10,162,804
Information technology 29.6%		144,385,615
IT services 0.8%
Accenture PLC, Class A	19,845	3,712,404
Semiconductors and semiconductor equipment 11.9%
Broadcom, Inc.	29,220	13,054,619
NVIDIA Corp.	93,078	19,652,489
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	49,028	20,515,767
Texas Instruments, Inc.	15,350	4,692,188
Software 15.5%
Adobe, Inc. (A)	25,905	6,714,835
Microsoft Corp.	85,020	38,279,404
Roper Technologies, Inc.	39,398	12,825,231
Salesforce, Inc.	61,451	11,743,286
Workday, Inc., Class A (A)	43,121	6,303,859
Technology hardware, storage and peripherals 1.4%
Apple, Inc.	22,084	6,891,533
Materials 1.0%		4,902,721
Construction materials 1.0%
Vulcan Materials Company	17,329	4,902,721
Real estate 3.6%		17,474,997
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	188,915	950,242
Specialized REITs 3.4%
American Tower Corp.	29,642	5,541,868
Crown Castle, Inc.	71,037	6,499,886
Millrose Properties, Inc., Class A	158,859	4,483,001

	Yield (%)	Shares	Value
Short-term investments 2.0%			$9,467,814
(Cost $9,467,813)
Short-term funds 2.0%			9,467,814
John Hancock Collateral Trust (B)	3.5217(C)	946,715	9,467,814

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	3

Total investments (Cost $381,045,460) 100.0%	$488,133,948
Other assets and liabilities, net 0.0%	142,916
Total net assets 100.0%	$488,276,864

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 5-31-26.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	946,715	$8,545,106	$126,232,385	$(125,308,935)	$(578)	$(164)	$137,489	—	$9,467,814
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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